INCOME TAXES	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9: INCOME TAXES

The Company had a tax expense of $4,919 and $2,225 for the six months ended June 30, 2022 and 2021, respectively. The variations in the tax expenses between the periods are significantly impacted by increases in tax deductible intangible assets and the impact of foreign exchange fluctuations on non-USD tax assets and liabilities.